Cover	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 10, 2022, Digerati Technologies, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting under the completion of the acquisition of Next Level Internet, Inc., a California corporation (“Next Level”), by our majority owned subsidiary, T3 Communications, Inc., a Nevada corporation, via an Equity Purchase Agreement (the “Purchase Agreement”). This Amendment No. 1 to the Initial Form 8-K amends and supplements the Initial Form 8-K to include financial statements and pro forma financial information permitted to be filed by amendment.
Document Period End Date	Feb. 04, 2022
Entity File Number	001-15687
Entity Registrant Name	Digerati Technologies, Inc.
Entity Central Index Key	0001014052
Entity Tax Identification Number	74-2849995
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	825 W. Bitters
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78216
City Area Code	210
Local Phone Number	614-7240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false